UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 17th Floor
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-12306
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Dennis H. Leibowitz            New York, New York        May 14, 2007
-----------------------------      -------------------      ----------------
  [Signature]                        [City, State]                [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)











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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          20
                                               -------------

Form 13F Information Table Value Total:         $160,146
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 13F File Number Name

NONE



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                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AQUANTIVE INC                         COM        03839G105   5,024  180,000   SH                            SOLE
-----------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS          COM        184502102   1,752   50,000   SH                            SOLE
-----------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW                      CL A       20030N101   9,018  347,500   SH                            SOLE
-----------------------------------------------------------------------------------------------------------------------------------
ESCHELON TELECOM INC                  COM        296290109  14,878  514,804   SH                            SOLE
-----------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HLDG LTD               SPONSORED
                                      ADR        34415V109   7,642   97,400   SH                            SOLE
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC                 COM SER A     530555101   8,891  270,000   SH                            SOLE
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC                 COM SER C     530555309   2,908   94,898   SH                            SOLE
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA HLDG CORP             INT COM
                                     SER A       53071M104   6,908  290,000   SH                            SOLE
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA HLDG CORP             CAP COM
                                     SER A       53071M302  13,271  120,000   SH                            SOLE
-----------------------------------------------------------------------------------------------------------------------------------
LIVEPERSON INC                        COM        538146101   7,043  893,800   SH                            SOLE
-----------------------------------------------------------------------------------------------------------------------------------
NEWS CORP                             CL A       65248E104   6,069  262,500   SH                            SOLE
-----------------------------------------------------------------------------------------------------------------------------------
NEXSTAR BROADCASTING GROUP I          CL A       65336K103   6,921  720,207   SH                            SOLE
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NII HLDGS INC                       CL B NEW     62913F201  13,352  180,000   SH                            SOLE
-----------------------------------------------------------------------------------------------------------------------------------
NUTRI SYS INC NEW                     COM        67069D108   9,172  175,000   SH                            SOLE
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R H DONNELLY CORP                   COM NEW      74955W307   8,152  115,000   SH                            SOLE
-----------------------------------------------------------------------------------------------------------------------------------
RURAL CELLULAR CORP                   CL A       781904107   6,148  514,073   SH                            SOLE
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER TELECOM INC               CL A       887319101   7,664  369,000   SH                            SOLE
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24/7 REAL MEDIA INC                 COM NEW      901314203   7,729  962,500   SH                            SOLE
-----------------------------------------------------------------------------------------------------------------------------------
VALUECLICK INC                        COM        92046N102   7,904  302,500   SH                            SOLE
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YAHOO INC                             COM        984332106   9,700  310,000   SH                            SOLE
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